Shareholder Report, Holdings (Details)	Nov. 30, 2025
SP Funds Dow Jones Global Sukuk ETF | KSA Sukuk Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
SP Funds Dow Jones Global Sukuk ETF | Perusahaan Penerbit SBSN Indonesia III [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
SP Funds Dow Jones Global Sukuk ETF | Isdb Trust Services NO 2 SARL [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
SP Funds Dow Jones Global Sukuk ETF | Suci Second Investment Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SP Funds Dow Jones Global Sukuk ETF | SA Global Sukuk Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SP Funds Dow Jones Global Sukuk ETF | Saudi Electricity Sukuk Programme Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
SP Funds Dow Jones Global Sukuk ETF | KSA Ijarah Sukuk Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
SP Funds Dow Jones Global Sukuk ETF | DP World Crescent Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SP Funds Dow Jones Global Sukuk ETF | Sharjah Sukuk Program Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
SP Funds Dow Jones Global Sukuk ETF | SRC Sukuk Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
SP Funds Dow Jones Global Sukuk ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
SP Funds Dow Jones Global Sukuk ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
SP Funds Dow Jones Global Sukuk ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
SP Funds Dow Jones Global Sukuk ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
SP Funds Dow Jones Global Sukuk ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SP Funds Dow Jones Global Sukuk ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
SP Funds Dow Jones Global Sukuk ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
SP Funds Dow Jones Global Sukuk ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
SP Funds Dow Jones Global Sukuk ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
SP Funds S&P 500 Sharia Industry Exclusions ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
SP Funds S&P 500 Sharia Industry Exclusions ETF | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Tech Hardware & Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Software & Tech Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Consumer Discretionary Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Industrial Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Retail & Wholesale - Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Consumer Staple Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Industrial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Retail & Wholesale - Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
SP Funds S&P 500 Sharia Industry Exclusions ETF | Renewable Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
SP Funds S&P Global REIT Sharia ETF | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
SP Funds S&P Global REIT Sharia ETF | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
SP Funds S&P Global REIT Sharia ETF | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
SP Funds S&P Global REIT Sharia ETF | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
SP Funds S&P Global REIT Sharia ETF | Weyerhaeuser Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
SP Funds S&P Global REIT Sharia ETF | Mid-America Apartment Communities, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
SP Funds S&P Global REIT Sharia ETF | Charter Hall Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
SP Funds S&P Global REIT Sharia ETF | EastGroup Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SP Funds S&P Global REIT Sharia ETF | Camden Property Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SP Funds S&P Global REIT Sharia ETF | Sun Communities, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SP Funds S&P Global REIT Sharia ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
SP Funds S&P Global REIT Sharia ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
SP Funds S&P Global REIT Sharia ETF | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%